Income Tax Expense - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
In Dollars
Income before income tax	$ 405,360	$ 560,723
Income tax using the Company's statutory tax rate	107,420	148,592
Rate differential between jurisdictions	1,513	200
Variation in tax rate	(520)	(1,053)
Non deductible expenses	4,765	6,839
Tax deductions and tax exempt income	(16,354)	(17,021)
Adjustment for prior years	(3,115)	(272)
Multi-jurisdiction tax	1,098	954
Income tax expense	$ 94,807	$ 138,239
In Percent
Income tax using the Company's statutory tax rate	26.50%	26.50%
Rate differential between jurisdictions	0.40%	0.00%
Variation in tax rate	(0.10%)	(0.20%)
Non deductible expenses	1.20%	1.20%
Tax deductions and tax exempt income	(4.00%)	(3.00%)
Adjustment for prior years	(0.80%)	0.00%
Multi-jurisdiction tax	0.30%	0.20%
Average effective tax rate	23.40%	24.70%